PROVISIONS	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
PROVISIONS
23. PROVISIONS

As at December 31	2017	2016
Environmental rehabilitation provision	$54,429	$55,971
Long service leave	6,356	5,812
Other	—	186
Total provisions	$60,785	$61,969
Current provisions	19,133	20,975
Long term balance	$41,652	$40,994

Environmental rehabilitation provision

The Company provides for the estimated future cost of rehabilitating mine sites and related production facilities on a discounted basis as such activity that creates the rehabilitation obligation occurs. The rehabilitation provision represents the present value of estimated future rehabilitation costs. These provisions are based on the Company’s internal estimates, with consideration of closure plans and rehabilitation requirements established by relevant regulatory bodies.

Changes in the environmental rehabilitation provision for the years ended December 31, 2017 and 2016 are as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Balance, beginning of period	$55,971	$4,753
Change in estimates	8,927	10,266
Disposition of Stawell	(5,482)	—
Assumed with business combinations (note 7)	—	41,300
Site closure and reclamation costs paid	(10,212)	(403)
Unwinding of discount on rehabilitation provision	1,003	377
Foreign currency translation	4,222	(322)
Balance, end of the period	$54,429	$55,971
Current portion	13,946	16,397
Long term balance	$40,483	$39,574

During 2017, the Company completed additional reclamation work in the amount of $6,676, of which $10,427 (C$14,000), was included in the current provision at December 31, 2016.

Assumptions used in valuing the environmental provision as at December 31, 2017 and 2016 are as follows:

As at December 31, 2017	Estimated Closure Period	Inflation Rate	Risk free rate	Undiscounted estimated closure costs
Canadian Operations
Macassa Mine Complex	2034 - 2074	2%	2.45%-2.51%	$13,727
Holt Complex	2019 - 2039	2%	1.59%-2.51%	$11,152
Australian Operations
Fosterville Gold Mine	2022	3%	2.30%	$8,238
Northern Territory Operations	2023	3%	2.04% - 2.61%	$30,655

As at December 31, 2016	Estimated Closure Period	Inflation Rate	Risk free rate	Undiscounted estimated closure costs
Canadian Operations
Macassa Mine Complex	2017, 2030	2%	2.14% - 2.40%	$18,068
Holt Complex	2018 - 2023	2%	4%	$8,716
Australian Operations
Fosterville Gold Mine	2021	2.50%	2.32%	$8,570
Northern Territory Operations	2022	2.50%	1.96%	$22,495
Stawell Mine	2019	2.50%	1.96%	$5,978

All estimates and assumptions are reviewed on an annual basis to take into account any material changes to underlying assumptions and inputs. However, actual rehabilitation costs will ultimately depend upon future market prices for the necessary decommissioning works required, which will reflect market conditions at the relevant time. Furthermore, the timing of rehabilitation is likely to depend on when the mines cease to produce at economically viable rates. This, in turn, will depend upon future gold prices and costs of production, which are inherently uncertain.

Long service leave

Long service leave is an Australian employee entitlement which accrues based on an employee’s length of service to a company. The provision is estimated based on the total current service of the Company’s employees and the probability of expected future service and earnings. As at December 31, 2017, the total accrued long service leave was $6,356, of which $5,187 is included in the current provision (December 31, 2016 - $5,812 and $4,391, respectively).